Note 13 - Stock Warrants and Warrant Liability (Details) - Warrant Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Warrant Activity [Abstract]
Warrants for Number of Shares - Outstanding	4,106,016	1,503,997
Weighted-Average Exercise Price - Outstanding (in Dollars per Item)	3.57	9.32	1.36
Warrants for Number of Shares - Issued		2,758,269
Weighted-Average Exercise Price - Issued (in Dollars per share)		$ 0.72
Warrants for Number of Shares - Exercised	(472,222)
Weighted-Average Exercise Price - Exercised (in Dollars per share)	$ (0.60)
Warrants for Number of Shares - Cancelled/expired	(235,749)	(156,250)
Weighted-Average Exercise Price - Cancelled/expired (in Dollars per share)	$ (40.32)	$ (5.36)
Warrants for Number of Shares - Outstanding	3,398,045	4,106,016
Weighted-Average Exercise Price - Outstanding (in Dollars per Item)	1.36	3.57	1.36